Cost of Revenue - Schedule of Cost of Revenue (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Cost of Revenue [Abstract]
Trading consulting fee	$ 8,640,004	$ 9,984,864
Transaction fee, net	(14,726)	(28,354)
Total cost of revenue	$ 8,625,278	$ 9,956,510